THE GOLD BULLION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 7.2%
	COMMODITY – 0.8%
6,349	SPDR Gold Shares(a),(b)			$ 982,000

	FIXED INCOME - 6.4%
80,000	iShares 0-3 Month Treasury Bond ETF			8,021,600

	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,013,915)			9,003,600

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 18.7%
	AUTOMOTIVE — 0.7%
1,000,000	Toyota Motor Credit Corporation	0.5000	06/18/24	932,963

	BANKING — 2.3%
1,000,000	Canadian Imperial Bank of Commerce	3.1000	04/02/24	974,171
1,000,000	Mitsubishi UFJ Financial Group, Inc.	3.4070	03/07/24	977,310
1,000,000	PNC Financial Services Group, Inc.	3.9000	04/29/24	986,259
				2,937,740
	DIVERSIFIED INDUSTRIALS — 0.8%
1,000,000	General Electric Company	3.4500	05/15/24	976,491

	ELECTRIC UTILITIES — 1.5%
1,000,000	Enel Generacion Chile S.A.	4.2500	04/15/24	969,540
1,000,000	WEC Energy Group, Inc.	0.8000	03/15/24	941,954
				1,911,494
	ENTERTAINMENT CONTENT — 0.8%
1,000,000	Walt Disney Company (The) B	7.7500	01/20/24	1,038,263

	GAS & WATER UTILITIES — 0.8%
1,000,000	Thomson Reuters Corporation	3.8500	09/29/24	972,163

	INSTITUTIONAL FINANCIAL SERVICES — 2.3%
1,000,000	Bank of New York Mellon Corporation (The)	0.5000	04/26/24	939,182
1,000,000	Brookfield Finance, Inc.	4.0000	04/01/24	985,588

THE GOLD BULLION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 18.7% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 2.3% (Continued)
1,000,000	Goldman Sachs Group, Inc.	0.8000	03/25/24	$ 937,470
				2,862,240
	MACHINERY — 0.8%
1,000,000	Parker-Hannifin Corporation	2.7000	06/14/24	963,689

	MEDICAL EQUIPMENT & DEVICES — 0.8%
1,000,000	Becton Dickinson and Company(f)	3.3630	06/06/24	972,776

	OIL & GAS SERVICES & EQUIPMENT — 0.8%
1,000,000	Schlumberger Holdings Corp.(c)	3.7500	05/01/24	981,113

	REAL ESTATE INVESTMENT TRUSTS — 0.8%
1,000,000	Welltower, Inc.	3.6250	03/15/24	978,304

	RETAIL - CONSUMER STAPLES — 0.8%
1,000,000	7-Eleven, Inc.(c)	0.8000	02/10/24	946,223

	SPECIALTY FINANCE — 0.8%
1,000,000	Capital One Financial Corp	3.9000	01/29/24	986,215

	TECHNOLOGY HARDWARE — 1.5%
1,000,000	Apple, Inc.	3.0000	02/09/24	983,003
1,000,000	Hewlett Packard Enterprise Company	1.4500	04/01/24	950,116
				1,933,119
	TECHNOLOGY SERVICES — 0.8%
1,000,000	International Business Machines Corporation	3.0000	05/15/24	973,573

	TELECOMMUNICATIONS — 0.8%
1,000,000	Verizon Communications, Inc. (f)	0.7500	03/22/24	946,066

	TRANSPORTATION & LOGISTICS — 1.6%
1,000,000	Ryder System, Inc.	3.6500	03/18/24	982,719
1,000,000	Union Pacific Corporation	3.6460	02/15/24	986,130

THE GOLD BULLION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 18.7% (Continued)
	TRANSPORTATION & LOGISTICS — 1.6% (Continued)
				$ 1,968,849
	TOTAL CORPORATE BONDS (Cost $24,743,976)			23,281,282

	CERTIFICATE OF DEPOSIT — 6.9%
	AUTOMOTIVE - 0.8%
1,000,000	BMW Bank of North America	0.5500	07/30/24	935,043

	BANKING - 6.1%
1,000,000	Goldman Sachs Bank USA	1.8000	01/30/23	994,309
1,000,000	Greenstate Credit Union	0.5000	07/19/24	934,947
1,000,000	State Bank of India	0.6000	08/30/24	932,846
1,000,000	Synchrony Bank	0.6500	09/17/24	932,228
1,000,000	Texas Exchange Bank SSB	0.5000	07/09/24	935,983
1,000,000	Toyota Financial Savings Bank	0.5500	08/05/24	934,436
1,000,000	UBS Bank USA	0.5500	08/12/24	933,457
1,000,000	Wells Fargo National Bank West	1.9000	01/30/23	994,667
				7,592,873

	TOTAL CERTIFICATE OF DEPOSIT (Cost $8,998,115)			8,527,916

Shares
	SHORT-TERM INVESTMENTS — 40.7%
	MONEY MARKET FUNDS – 40.7%
46,727,274	Fidelity Government Portfolio, Class I, 2.74%(d)			46,727,274
4,022,068	First American Government Obligations Fund, Class Z, 2.74%(b) (d)			4,022,068
	TOTAL MONEY MARKET FUNDS (Cost $50,749,342)			50,749,342

	TOTAL SHORT-TERM INVESTMENTS (Cost $50,749,342)			50,749,342

THE GOLD BULLION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Units				Fair Value
COLLATERAL FOR SECURITIES LOANED — 1.1%
1,361,460	Mount Vernon Liquid Assets Portfolio, LLC, 3.21%(d)(e)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,361,460)			$1,361,460

	TOTAL INVESTMENTS – 74.6% (Cost $94,866,808)			$ 92,923,600
	OTHER ASSETS IN EXCESS OF LIABILITIES – 25.4%			31,683,514
	NET ASSETS - 100.0%			$ 124,607,114

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation) (g)
742	COMEX Gold 100 Troy Ounces Future(b)	12/28/2022	$ 123,884,320	$ (5,089,470)
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this investment is a holding of the GBSF Fund Ltd.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022 the total market value of 144A securities is $1,927,336 or 1.5% of net assets.
(d)	Rate disclosed is the seven-day effective yield as of September 30, 2022.
(e) (f) (g)

Security purchased with cash proceeds of securities lending collateral.

All or portion of the security is on loan. Total loaned securities had a value of $1,330,536 at September 30, 2022.

Amount subject to commodity risk exposure.